TAXES ON INCOME (Summary of Taxes On Income By Jurisdiction) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Domestic taxes: Current taxes	$ 1,692	$ 3,950	$ 915
Domestic taxes: Deferred taxes	287	(419)	(614)
Domestic	1,979	3,531	301
Foreign taxes: Current taxes	3,015	1,592	1,733
Foreign taxes: Deferred taxes	(986)	(1,165)	(744)
Foreign	2,029	427	989
Taxes on income	$ 4,008	$ 3,958	$ 1,290